QUARTERLY REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured No Bank Guarantee May Lose Value	February 28, 2019

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Directors (“the Board”) of Virtus Global Dividend & Income Fund Inc. (“Fund”) adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution of $0.113 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution should not be confused with “yield” or “income.”

To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that tells them how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available through the closed-end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at:
http://www.virtus.com/our-products/closed-end-fund-details/ZTR.

MESSAGE TO SHAREHOLDERS

Dear Virtus Global Dividend & Income Fund Inc. Shareholder:

Enclosed is the quarterly report for the Virtus Global Dividend & Income Fund Inc. (ZTR) for the period ended February 28, 2019.

For the three months ended February 28, 2019, the fund’s NAV increased 0.23%, including $0.339 in reinvested distributions, and its market price increased 10.21%. The fund’s NAV return during the period included a (2.06%) impact from the options overlay strategy.

Effective January 1, 2019, the equity index in the fund’s composite benchmark was changed to the MSCI World High Dividend Yield Index (net) after the former equity index, the Russell Developed Large Cap Index (net), was discontinued and no longer being calculated after December 31, 2018.

For the three months ended February 28, 2019, the fund’s composite benchmark with the new equity index, consisting of 60% MSCI World High Dividend Yield Index (net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, increased 4.70%, including reinvested dividends. Performance of the composite’s underlying indices for this period included a gain of 1.66% for the MSCI World High Dividend Yield Index (net) and a gain of 2.86% for the Bloomberg Barclays U.S. Aggregate Bond Index.

For the month of December 2018, the fund’s composite benchmark with the old equity index, consisting of 60% Russell Developed Large Cap Index (net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, returned (3.88%), including reinvested dividends. Performance of the composite’s underlying indices for this period included (7.70%) for the Russell Developed Large Cap Index (net) and a gain of 1.84% for the Bloomberg Barclays U.S. Aggregate Bond Index.

On behalf of Virtus Investment Partners and our affiliated portfolio managers, I thank you for your investment. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President, Chief Executive Officer and Director

Virtus Global Dividend & Income Fund Inc.

April 2019

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Options Overlay Strategy: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500 Index, has resulted and, in the future, may result in losses for investors.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—4.4%
U.S. Treasury Bond 3.000%, 8/15/48	$5,905	$5,803
U.S. Treasury Note 2.875%, 8/15/28	5,230	5,298
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $11,087)		11,101

MUNICIPAL BONDS—2.3%

California—0.7%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,000	1,494
University of California, Series B-A, Taxable 4.428%, 5/15/48	290	298

		1,792

Idaho—0.2%
Idaho Health Facilities Authority Saint Lukes Health System Revenue Taxable 5.020%, 3/1/48	355	364

New York—1.2%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	1,235	1,404
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,515	1,686

		3,090

Virginia—0.2%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	565	552
TOTAL MUNICIPAL BONDS
(Identified Cost $5,878)		5,798

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—1.3%
Argentine Republic
Treasury Bill, 0.000%, 9/30/19	$1,570	ARS	$50
Treasury Bill, 0.000%, 4/30/20	2,405	ARS	71
4.625%, 1/11/23	755		640
Dominican Republic 144A 5.950%, 1/25/27(2)	455		472
Kingdom of Saudi Arabia 144A 4.375%, 4/16/29(2)	310		316
Republic of Indonesia 144A 8.500%, 10/12/35(2)	440		613
Republic of Turkey
7.375%, 2/5/25	305		319
6.000%, 3/25/27	245		234
Sultanate of Oman
144A, 5.375%, 3/8/27(2)	285		267
144A, 5.625%, 1/17/28(2)	200		189
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,187)			3,171

MORTGAGE-BACKED SECURITIES—8.9%

Non-Agency—8.9%
Ajax Mortgage Loan Trust 2018-C, A 144A 4.360%, 9/25/65(1)(2)	416		419
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	610		630
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A, 3.674%, 7/27/48(1)(2)	122		122
2019-1, 1A 144A, 3.920%, 11/25/48(1)(2)	480		482
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(1)(2)	255		255
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(2)	1,085		1,080
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	395		402

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency (continued)
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	$175	$176
BX Trust 2018-MCSF, A 144A, (1 month LIBOR + 0.577%) 3.066%, 4/15/35(1)(2)	315	310
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	470	478
Citigroup Commercial Mortgage Trust 2019-SST2, A 144A, (1 month LIBOR + 0.920%) 3.420%, 12/15/36(1)(2)	385	385
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 4.639%, 12/17/33(1)(2)	306	306
COLT Mortgage Loan Trust Funding LLC
2016-2, A1 144A, 2.750%, 9/25/46(1)(2)	30	29
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	72	72
2019-1, A1 144A, 3.705%, 3/25/49(1)(2)	124	124
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(2)	314	318
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 4.422%, 1/25/34(1)	161	165
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	116	115
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	187	188

	PAR VALUE	VALUE

Non-Agency (continued)
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(1)(2)	$193	$191
2018-2, A41 144A, 4.500%, 10/25/58(1)(2)	178	180
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	965	948
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 4.482%, 6/25/34(1)	365	371
JPMorgan Chase Mortgage Trust
2014-5, B2 144A, 2.985%, 10/25/29(1)(2)	146	139
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	579	580
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	201	195
MetLife Securitization Trust 2017-1A, M1 144A 3.707%, 4/25/55(1)(2)	135	131
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(1)(2)	770	763
New Residential Mortgage Loan Trust
2018-4A, A1S 144A, (1 month LIBOR + 0.750%) 3.240%, 1/25/48(1)(2)	117	116
2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	659	683
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	180	182
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	504	511
OBX Trust
2018-EXP2, 1A1 144A, 4.000%, 11/25/48(1)(2)	311	313
2019-INV1, A3 144A, 4.500%, 11/25/48(1)(2)	372	377

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency (continued)
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	$345	$350
Preston Ridge Partners Mortgage LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	518	520
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(1)(2)	315	315
Progress Residential Trust
2017-SFR1, B 144A, 3.017%, 8/17/34(2)	335	328
2018-SFR1, B 144A, 3.484%, 3/17/35(2)	300	298
2018-SFR2, B 144A, 3.841%, 8/17/35(2)	185	186
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)	224	224
Residential Mortgage Loan Trust 2019-1, A1 144A 3.936%, 10/25/58(1)(2)	190	190
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(1)	343	340
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A2 4.480%, 4/25/34(1)	131	134
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	610	606
2015-6, M1 144A, 3.750%, 4/25/55(1)(2)	185	184
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	200	196
2017-6, A2 144A, 3.000%, 10/25/57(1)(2)	330	308
2019-1, A1 144A, 3.750%, 3/25/58(1)(2)	623	623

	PAR VALUE	VALUE

Non-Agency (continued)
2018-4, A1 144A, 3.000%, 6/25/58(1)(2)	$247	$241
2018-SJ1, A1 144A, 4.000%, 10/25/58(1)(2)	194	194
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	350	340
Tricon American Homes Trust
2016-SFR1, C 144A, 3.487%, 11/17/33(2)	975	967
2017-SFR1, A 144A, 2.716%, 9/17/34(2)	165	162
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	275	275
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(2)	372	372
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(2)	235	234
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	372	373
Verus Securitization Trust
2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	273	269
2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	182	181
2018-2, A1 144A, 3.677%, 6/1/58(1)(2)	582	584
2018-3, A1 144A, 4.108%, 10/25/58(1)(2)	308	310
2019-1, A1 144A, 3.836%, 2/25/59(1)(2)	470	470

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency (continued)
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	$675	$674
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $22,307)		22,184

ASSET-BACKED SECURITIES—5.1%

Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(2)	355	355

Automobiles—3.4%
ACC Trust 2018-1, A
144A, 3.700%, 12/21/20(2)	159	159
2018-1, B 144A, 4.820%, 5/20/21(2)	335	336
2019-1, A 144A, 3.750%, 5/20/22(2)	385	385
American Credit Acceptance Receivables Trust 2017-2, C
144A, 2.860%, 6/12/23(2)	388	388
2018-3, C 144A, 3.750%, 10/15/24(2)	430	431
2018-4, C 144A, 3.970%, 1/13/25(2)	400	404
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	360	356
DT Auto Owner Trust 2018-3A, C 144A 3.790%, 7/15/24(2)	285	287
Exeter Automobile Receivables Trust 2015-2A, C
144A, 3.900%, 3/15/21(2)	376	377
2016-3A, B 144A, 2.840%, 8/16/21(2)	550	549
First Investors Auto Owner Trust 2017-2A, B 144A 2.650%, 11/15/22(2)	415	412
Flagship Credit Auto Trust 2016-2, B
144A, 3.840%, 9/15/22(2)	285	286

	PAR VALUE	VALUE

Automobiles (continued)
2017-3, C 144A, 2.910%, 9/15/23(2)	$505	$502
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(2)	400	398
GLS Auto Receivables Trust 2017-1A, B
144A, 2.980%, 12/15/21(2)	525	524
2018-3A, C 144A, 4.180%, 7/15/24(2)	515	521
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(2)	310	312
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(2)	415	412
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	505	501
Santander Drive Auto Receivables Trust 2016-1, C 3.090%, 4/15/22	205	205
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(2)	318	321
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(2)	505	502

		8,568

Other—1.3%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	348	349
AXIS Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(2)	392	395
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	420	413

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Other (continued)
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	$390	$388
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	207	207
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	82	82
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(2)	57	58
Prosper Marketplace Issuance Trust 2017-2A, B
144A, 3.480%, 9/15/23(2)	343	343
2018-1A, A 144A, 3.110%, 6/17/24(2)	116	116
SoFi Consumer Loan Program LLC 2016-3, A
144A, 3.050%, 12/26/25(2)	133	132
2017-1, A 144A, 3.280%, 1/26/26(2)	166	166
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(2)	370	374
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	328	317

		3,340

Student Loans—0.2%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(2)	460	454
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $12,741)		12,717

CORPORATE BONDS AND NOTES—23.3%

Communication Services—1.5%
AT&T, Inc. 4.100%, 2/15/28	640	631
Charter Communications Operating LLC
4.908%, 7/23/25	430	445
5.050%, 3/30/29	355	362

	PAR VALUE	VALUE

Communication Services (continued)
Comcast Corp.
3.950%, 10/15/25	$189	$195
4.150%, 10/15/28	91	94
CSC Holdings LLC 144A 5.375%, 2/1/28(2)	300	295
Discovery Communications LLC 3.950%, 3/20/28	405	386
DISH DBS Corp. 5.875%, 7/15/22	125	119
Frontier Communications Corp. 144A 8.500%, 4/1/26(2)	125	116
Meredith Corp. 144A 6.875%, 2/1/26(2)	185	191
Sprint Spectrum Co., LLC
144A, 3.360%, 9/20/21(2)	138	137
144A, 4.738%, 3/20/25(2)	265	265
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	200	193
Verizon Communications, Inc. 4.125%, 3/16/27(4)	330	338

		3,767

Consumer Discretionary—1.6%
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	290	287
Dollar Tree, Inc. 4.000%, 5/15/25	440	432
Eldorado Resorts, Inc. 144A 6.000%, 9/15/26(2)	90	92
Frontdoor, Inc. 144A 6.750%, 8/15/26(2)	175	178
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	135	140
GLP Capital LP 5.750%, 6/1/28	395	410
Horton (D.R.), Inc. 4.750%, 2/15/23	510	519
Lear Corp. 3.800%, 9/15/27	505	470
PulteGroup, Inc. 6.375%, 5/15/33	280	265

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary (continued)
QVC, Inc. 4.375%, 3/15/23	$665	$670
Tenneco, Inc. 5.000%, 7/15/26	165	141
TRI Pointe Group, Inc. 5.875%, 6/15/24	210	206
Wyndham Destinations, Inc. 5.750%, 4/1/27	280	278

		4,088

Consumer Staples—0.9%
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	345	335
Conagra Brands, Inc. 4.300%, 5/1/24	335	339
CVS Health Corp.
2.875%, 6/1/26	700	651
4.300%, 3/25/28	311	311
Flowers Foods, Inc. 4.375%, 4/1/22(4)	330	334
Kraft Heinz Foods Co. 3.000%, 6/1/26	420	387

		2,357

Energy—2.2%
Andeavor Logistics LP 4.250%, 12/1/27(4)	420	413
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(2)	140	143
Energy Transfer Operating LP 4.200%, 4/15/27	430	419
Helmerich & Payne, Inc. 144A 4.650%, 3/15/25(2)	290	296
HollyFrontier Corp. 5.875%, 4/1/26(4)	480	506
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	615	763
MPLX LP 4.875%, 12/1/24	695	725
NuStar Logistics LP 5.625%, 4/28/27	320	321
Petroleos Mexicanos 6.500%, 1/23/29	210	199

	PAR VALUE	VALUE

Energy (continued)
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	$355	$380
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	445	492
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	104	106
USA Compression Partners LP 6.875%, 4/1/26	290	295
Valero Energy Partners LP 4.500%, 3/15/28	330	334

		5,392

Financials—8.3%
AerCap Ireland Capital DAC 3.950%, 2/1/22	495	497
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)(6)	485	490
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)(4)	475	470
Ares Capital Corp.
3.500%, 2/10/23	175	166
4.250%, 3/1/25(4)	325	310
Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)	675	643
Athene Holding Ltd. 4.125%, 1/12/28	395	369
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	410	381
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	325	291
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(2)	740	697
Bank of America Corp.
3.004%, 12/20/23	339	335
4.200%, 8/26/24	938	956
Bank of Montreal 3.803%, 12/15/32	621	593
Brighthouse Financial, Inc. 3.700%, 6/22/27	400	359

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Financials (continued)
BrightSphere Investment Group plc 4.800%, 7/27/26	$495	$473
Brookfield Finance LLC 4.000%, 4/1/24	598	599
Capital One Financial Corp. 4.200%, 10/29/25(4)	450	448
3.750%, 7/28/26(4)	545	518
Citigroup, Inc. 5.500%, 9/13/25	1,300	1,404
Discover Bank 4.682%, 8/9/28	375	374
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	430	423
FS KKR Capital Corp.
4.250%, 1/15/20	410	411
4.750%, 5/15/22	100	100
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22(4)	455	486
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	353	355
iStar, Inc. 5.250%, 9/15/22	140	137
Jefferies Financial Group, Inc. 5.500%, 10/18/23	240	250
Jefferies Group LLC
6.875%, 4/15/21	59	62
5.125%, 1/20/23	95	98
4.850%, 1/15/27	250	242
JPMorgan Chase & Co. 3.300%, 4/1/26	920	901
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	535	613
Liberty Mutual Group, Inc.
144A, 4.250%, 6/15/23(2)	135	137
144A, 4.569%, 2/1/29(2)	475	481
Morgan Stanley 4.100%, 5/22/23	385	391
Navient Corp. 6.750%, 6/25/25	295	289
Prudential Financial, Inc.
5.875%, 9/15/42	165	174
5.625%, 6/15/43(6)	400	415

	PAR VALUE	VALUE

Financials (continued)
Santander Holdings USA, Inc.
4.450%, 12/3/21	$214	$218
3.700%, 3/28/22	343	343
4.400%, 7/13/27	185	181
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	500	508
Springleaf Finance Corp. 6.875%, 3/15/25	180	184
Synchrony Financial 3.950%, 12/1/27	360	330
Synovus Financial Corp. 5.900%, 2/7/29	173	174
Trinity Acquisition plc 4.400%, 3/15/26	200	203
UBS AG 7.625%, 8/17/22	1,235	1,360
Wells Fargo & Co.
3.550%, 9/29/25	285	285
Series S, 5.900%(5)	585	596

		20,720

Health Care—2.3%
AbbVie, Inc.
3.600%, 5/14/25	485	476
3.200%, 5/14/26	305	288
Allergan Funding SCS 3.450%, 3/15/22	540	538
Anthem, Inc. 4.101%, 3/1/28	365	370
Bausch Health Cos., Inc.
144A, 6.500%, 3/15/22(2)	25	26
144A, 7.000%, 3/15/24(2)	40	42
144A, 5.750%, 8/15/27(2)	15	15
Becton Dickinson & Co.
3.363%, 6/6/24	89	88
3.700%, 6/6/27	370	358
Cardinal Health, Inc.
3.200%, 3/15/23	325	318
3.410%, 6/15/27	185	173
Cigna Corp.
144A, 4.125%, 11/15/25(2)	15	15
144A, 4.375%, 10/15/28(2)	682	691
Elanco Animal Health, Inc. 144A 4.900%, 8/28/28(2)	80	83
HCA, Inc. 5.375%, 2/1/25	325	337

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Health Care (continued)
Mylan NV 3.950%, 6/15/26	$345	$322
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	320	303
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	255	259
Takeda Pharmaceutical Co. Ltd 144A 4.000%, 11/26/21(2)	405	412
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	665	646

		5,760

Industrials—0.9%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	345	332
CNH Industrial N.V. 4.500%, 8/15/23	359	366
Navistar International Corp. 144A 6.625%, 11/1/25(2)	125	129
Oshkosh Corp. 4.600%, 5/15/28	459	458
Owens Corning 3.400%, 8/15/26	495	456
TransDigm, Inc. 6.375%, 6/15/26	130	126
United Airlines Pass-Through Trust 07-1, A 6.636%, 7/2/22	333	347

		2,214

Information Technology—1.0%
Broadcom Corp.
3.000%, 1/15/22	185	182
3.625%, 1/15/24	340	330
Citrix Systems, Inc. 4.500%, 12/1/27	290	278
CommScope Finance LLC 144A 8.250%, 3/1/27(2)	80	83
Dell International LLC
144A, 6.020%, 6/15/26(2)	100	106
144A, 8.100%, 7/15/36(2)	230	262

	PAR VALUE	VALUE

Information Technology (continued)
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	$330	$344
Verisk Analytics, Inc. 4.000%, 6/15/25	470	476
VMware, Inc.
2.950%, 8/21/22	216	211
3.900%, 8/21/27	233	217

		2,489

Materials—1.8%
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	300	283
ArcelorMittal 6.125%, 6/1/25	450	492
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(6)	410	450
CRH America Finance, Inc. 144A 3.400%, 5/9/27(2)	425	394
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	425	404
Greif, Inc. 144A 6.500%, 3/1/27(2)	165	168
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	935	947
NOVA Chemicals Corp. 144A 4.875%, 6/1/24(2)	130	126
SABIC Capital II BV 144A 4.500%, 10/10/28(2)	360	370
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	430	430
Vulcan Materials Co. 3.900%, 4/1/27	425	405

		4,469

Real Estate—2.0%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	300	295
Corporate Office Properties LP 3.600%, 5/15/23	660	645
EPR Properties 4.750%, 12/15/26	620	624

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Real Estate (continued)
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	$435	$419
Hospitality Properties Trust 4.950%, 2/15/27	510	495
Kilroy Realty LP 4.375%, 10/1/25	475	482
LifeStorage LP
3.500%, 7/1/26	455	430
3.875%, 12/15/27	165	158
MPT Operating Partnership LP 5.000%, 10/15/27	170	169
Office Properties Income Trust 4.500%, 2/1/25	470	446
Physicians Realty LP 3.950%, 1/15/28	435	411
Welltower, Inc. 4.000%, 6/1/25	500	504

		5,078

Utilities—0.8%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	158	160
Duke Energy Corp. 2.650%, 9/1/26	505	470
Exelon Corp. 3.497%, 6/1/22	605	601
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	520	529
PSEG Power LLC 3.850%, 6/1/23	118	119
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	215	204

		2,083
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $59,422)		58,417

	PAR VALUE	VALUE

LEVERAGED LOANS(1)—3.1%

Aerospace—0.1%
Atlantic Aviation FBO, Inc., (1 month LIBOR + 3.750%) 6.270%, 12/6/25	$45	$45
TransDigm, Inc. Tranche E, (1 month LIBOR + 2.500%) 4.993%, 5/30/25	124	122

		167

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 6.500%, 9/29/24	210	209

Consumer Non-Durables—0.1%
Kronos Acquisition Intermediate, Inc., (1 month LIBOR + 4.000%) 6.493%, 5/15/23	280	261

Financial—0.1%
Financial & Risk US Holdings, Inc., (1 month LIBOR + 3.750%) 6.243%, 10/1/25	275	271

Food/Tobacco—0.2%
Aramark Intermediate HoldCo Corp. Tranche B-3, (1 month LIBOR + 1.750%) 4.243%, 3/11/25	154	153
CHG PPC Parent LLC First Lien, (1 month LIBOR + 2.750%) 5.243%, 3/31/25	139	138
H-Food Holdings, LLC
(1 month LIBOR + 3.688%) 6.181%, 5/23/25	35	34
Tranche B-2, (1 month LIBOR + 4.000%) 6.493%, 5/23/25	175	174

		499

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Gaming/Leisure—0.4%
Scientific Games International, Inc. Tranche B-5, (1 month LIBOR + 2.750%) 5.312%, 8/14/24	$208	$206
Seminole Tribe of Florida 2018 Replacement, Tranche B, (1 month LIBOR + 1.750%) 4.243%, 7/8/24	267	266
Station Casinos LLC Tranche B, (1 month LIBOR + 2.500%) 5.000%, 6/8/23	239	238
Wyndham Hotels & Resorts, Inc. Tranche B, (1 month LIBOR + 1.750%) 4.243%, 5/30/25	224	223

		933

Healthcare—0.4%
Bausch Health Cos., Inc.
(1 month LIBOR + 3.000%) 5.512%, 6/2/25	43	43
(1 month LIBOR + 2.750%) 5.262%, 11/27/25	72	72
CHG Healthcare Services, Inc. First Lien, (3 month LIBOR + 3.000%) 5.654%, 6/7/23	297	296
Iqvia, Inc. Tranche B-3, (1 month LIBOR + 1.750%) 4.243%, 6/11/25	274	272
RegionalCare Hospital Partners Holdings, Inc. Tranche B, (1 month LIBOR + 4.500%) 6.981%, 11/16/25	285	284

		967

Housing—0.5%
American Builders & Contractors Supply Co., Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.493%, 10/31/23	347	345

	PAR VALUE	VALUE

Housing (continued)
Capital Automotive LP Tranche B-2, (1 month LIBOR + 2.500%) 5.000%, 3/25/24	$379	$373
CPG International LLC, (3 month LIBOR + 3.750%) 0.000%, 5/5/24(9)	255	253
Summit Materials, LLC, (1 month LIBOR + 2.000%) 4.493%, 11/21/24	279	277

		1,248

Information Technology—0.1%
Boxer Parent Co., Inc., (3 month LIBOR + 4.250%) 7.053%, 10/2/25	285	283

Manufacturing—0.2%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.000%) 5.493%, 8/18/24	288	288
CommScope, Inc. Tranche B, (3 month LIBOR + 3.250%) 0.000%, 2/6/26(9)	240	241

		529

Media/Telecom - Cable/Wireless Video—0.0%
CSC Holdings, LLC, (1 month LIBOR + 2.250%) 4.739%, 1/15/26	115	113

Media/Telecom - Diversified Media—0.1%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.993%, 2/28/25	279	277

Media Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 5.243%, 1/31/25	495	487

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Media/Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC, (1 month LIBOR + 2.000%) 4.500%, 4/11/25	$154	$153

Retail—0.0%
Bass Pro Group LLC, (1 month LIBOR + 5.000%) 7.493%, 9/25/24	70	70

Service—0.3%
Dun & Bradstreet Corp. (The), (1 month LIBOR + 5.000%) 0.000%, 2/6/26(9)	255	255
Red Ventures LLC Tranche B-1, (1 month LIBOR + 3.000%) 5.493%, 11/8/24	259	259
Sedgwick Claims Management Services, Inc., (1 month LIBOR + 3.250%) 5.743%, 12/31/25	10	10
TKC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 6.250%, 2/1/23	192	189

		713

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 6.020%, 11/6/24	218	217

Utility—0.1%
Brookfield WEC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 6.243%, 8/1/25	220	220
Vistra Operations Co., LLC, (1 month LIBOR + 2.000%) 4.484%, 12/31/25	159	159

		379
TOTAL LEVERAGED LOANS
(Identified Cost $7,831)		7,776

	SHARES		VALUE

PREFERRED STOCKS—1.1%

Financials—1.1%
Bank of New York Mellon Corp. (The) Series E, 4.950%	255	(7)	$259
Huntington Bancshares, Inc. Series E, 5.700%	280	(7)	269
JPMorgan Chase & Co. Series Z, 5.300%	550	(7)	560
KeyCorp Series D, 5.000%(8)	270	(7)	259
M&T Bank Corp. Series F, 5.125%(8)	355	(7)	352
MetLife, Inc. Series D, 5.875%	156	(7)	157
PNC Financial Services Group, Inc. (The) Series R, 4.850%	535	(7)	526
Series S, 5.000%(4)	485	(7)	469
TOTAL PREFERRED STOCKS
(Identified Cost $2,919)			2,851

COMMON STOCKS—80.7%

Communication Services—9.7%
AT&T, Inc.	170,743		5,314
BCE, Inc.	209,710		9,332
Spark New Zealand Ltd.	3,747,644		9,519

			24,165

Consumer Discretionary—3.2%
Compass Group plc Sponsored ADR	94,578		2,120
Las Vegas Sands Corp.	94,900		5,830

			7,950

Consumer Staples—5.5%
Clorox Co. (The)	12,620		1,994
Coca-Cola Co. (The)	135,660		6,151
Tate & Lyle plc	613,953		5,660

			13,805

Energy—9.2%
ONEOK, Inc.	87,700		5,635
Royal Dutch Shell plc Class B Sponsored ADR	139,880		8,898
TOTAL S.A. Sponsored ADR	63,850		3,634
Vermilion Energy, Inc.	190,388		4,870

			23,037

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	SHARES	VALUE

Financials—17.4%
Bank of Hawaii Corp.	30,420	$2,502
HSBC Holdings plc	243,930	1,983
HSBC Holdings plc Sponsored ADR	133,455	5,449
Royal Bank of Canada	88,299	6,903
Sabre Insurance Group plc	1,641,620	5,857
SCOR SE Sponsored ADR	416,228	1,848
Tokio Marine Holdings, Inc.	72,370	3,523
Tryg A/S	173,457	4,728
Zurich Insurance Group AG	8,190	2,708
Zurich Insurance Group AG ADR	246,970	8,130

		43,631

Health Care—6.5%
AstraZeneca plc Sponsored ADR	48,088	2,000
GlaxoSmithKline plc	94,260	1,872
GlaxoSmithKline plc Sponsored ADR	146,160	5,899
Merck & Co., Inc.	27,590	2,243
Sonic Healthcare Ltd.	95,000	1,625
Sonic Healthcare Ltd. Sponsored ADR	157,944	2,699

		16,338

Industrials—4.8%
ABB Ltd. Registered Shares	192,840	3,819
Port of Tauranga Ltd.	558,800	2,032
Waste Management, Inc.	22,260	2,254
Watsco, Inc.	27,309	3,929

		12,034

Information Technology—5.8%
Analog Devices, Inc.	27,350	2,925
Cisco Systems, Inc.	41,930	2,171
Paychex, Inc.	37,810	2,912
Tieto OYJ	221,552	6,552

		14,560

Materials—1.7%
Sonoco Products Co.	72,717	4,209

Real Estate—9.1%
Crown Castle International Corp.	63,230	7,509

	SHARES	VALUE

Real Estate (continued)
Lamar Advertising Co. Class A	111,161	$8,623
Realty Income Corp.	96,375	6,665

		22,797

Utilities—7.8%
Duke Energy Corp.	82,820	7,426
Fortis, Inc.	168,640	6,079
WEC Energy Group, Inc.	78,220	5,967

		19,472
TOTAL COMMON STOCKS (Identified Cost $195,517)		201,998
TOTAL LONG-TERM INVESTMENTS—130.2%
(Identified Cost $320,889)		326,013	(11)

SHORT-TERM INVESTMENTS—1.9%

Purchased Options—0.0%
(See the open purchased options table on page 17 for the detailed information)
TOTAL PURCHASED OPTIONS—0.0%
(Premiums Paid $135)		65

Money Market Mutual Fund —1.9%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 2.301%)(10)	4,732,459	4,732	(11)
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,867)		4,797
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—132.1%
(Identified Cost $325,756)		330,810

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

SHARES	VALUE

WRITTEN OPTIONS—(0.1)%
(See the open written options table on page 17 for the detailed information)
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $257)	$(128)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—132.0%
(Identified Cost $325,499)	330,682

Other assets and liabilities, net—(32.0)%	(80,219)

NET ASSETS—100.0%	$250,463

Abbreviations

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of February 28, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to a value of $48,692 or 19.4% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	Value shown as par value.
(8)	Interest may be forfeited.
(9)	This loan will settle after February 28, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	All or a portion of the portfolio is segregated as collateral for borrowings.

Foreign Currency:

ARS	Argentine Peso

Country Weightings†
United States	59%
United Kingdom	12
Canada	9
Switzerland	5
New Zealand	3
Finland	2
France	2
Other	8
Total	100%
†	% of total investments net of written options as of February 28, 2019.

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

Open Purchased Options contracts as of February 28, 2019, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	111	$32,468	$2,925	3/1/19	$—
S&P 500® Index	93	27,435	2,950	3/4/19	—
S&P 500® Index	102	30,090	2,950	3/6/19	—
S&P 500® Index	112	33,152	2,960	3/8/19	—
S&P 500® Index	102	30,345	2,975	3/11/19	—
S&P 500® Index	102	30,192	2,960	3/13/19	—

					—

Put Options
S&P 500® Index	111	28,805	2,595	3/1/19	—
S&P 500® Index	93	24,227	2,605	3/4/19	2
S&P 500® Index	102	26,622	2,610	3/6/19	5
S&P 500® Index	112	29,400	2,625	3/8/19	14
S&P 500® Index	102	26,928	2,640	3/11/19	19
S&P 500® Index	102	26,724	2,620	3/13/19	25

					65

Total Purchased Options					$65

Open Written Options contracts as of February 28, 2019, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	111	$31,913	$2,875	3/1/19	$—
S&P 500® Index	93	26,877	2,890	3/4/19	—
S&P 500® Index	102	29,529	2,895	3/6/19	—
S&P 500® Index	112	32,592	2,910	3/8/19	(1)
S&P 500® Index	102	29,784	2,920	3/11/19	— (2)
S&P 500® Index	102	29,631	2,905	3/13/19	(2)

					(3)

Put Options
S&P 500® Index	111	29,360	2,645	3/1/19	(1)
S&P 500® Index	93	24,785	2,665	3/4/19	(2)
S&P 500® Index	102	27,183	2,665	3/6/19	(9)
S&P 500® Index	112	29,960	2,675	3/8/19	(26)
S&P 500® Index	102	27,489	2,695	3/11/19	(43)
S&P 500® Index	102	27,285	2,675	3/13/19	(44)

					(125)

Total Written Options					$(128)

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of February 28, 2019 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at February 28, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$12,717	$—	$12,717
Corporate Bonds and Notes	58,417	—	58,417
Foreign Government Securities	3,171	—	3,171
Leveraged Loans	7,776	—	7,776
Mortgage-Backed Securities	22,184	—	22,184
Municipal Bonds	5,798	—	5,798
U.S. Government Securities	11,101	—	11,101
Equity Securities:
Common Stocks	201,998	201,998	—
Preferred Stocks	2,851	—	2,851
Money Market Mutual Fund	4,732	4,732	—
Purchased Options	65	65	—

Total Investments, before Written Options	$330,810	$206,795	$124,015

Liabilities:
Written Options	$(128)	$(126)	$(2)

Total Investments, net of Written Options	$330,682	$206,669	$124,013

There were no securities valued using significant unobservable inputs (Level 3) at February 28, 2019.

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at February 28, 2019.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND

FINANCIAL HIGHLIGHTS (Unaudited)

FEBRUARY 28, 2019

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2018		$259,013		$10.54
Net investment income*	$1,022		$0.04
Net realized and unrealized gain on investments	(1,414)		(0.05)
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(8,328)		(0.34)
Capital share transactions:
Issuance of common stock related to reinvestment of distributions	170		—

Net increase (decrease) in net assets/net asset value		(8,550)		(0.35)

End of period: February 28, 2019		$250,463		$10.19

*	Calculated using average shares outstanding.
**

Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of February 28, 2019, we estimate that 12.3% of distributions will represent net investment income, and 87.7% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

Note 1. Significant Accounting Policies

Virtus Global Dividend & Income Fund Inc. is a closed-end, diversified management investment company registered under the Investment Company Act of 1940 (the “Act”). The Fund follows the accounting and reporting guidance of of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

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FEBRUARY 28, 2019

Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is

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FEBRUARY 28, 2019

accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.	Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loans with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a Leveraged loans by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

Options	contracts

($ reported in thousands)

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated as collateral for outstanding written options are noted in the Schedule of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

For the period ended February 28, 2019, the average daily premiums paid by the Fund for purchased options were $270, and the average daily premiums received by the Fund for written options were $521.

Note 3. Regulatory Matters And Litigation

From time to time, Virtus Investment Advisers, LLC (“VIA”), the Fund’s Adviser, Kayne Anderson Rudnick Investment Management Co. (“KAR”) Newfleet Asset Management LLC (“Newfleet”) and Rampart Investment Management Company LLC (“Rampart”) the Fund’s subadvisers and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

Note 4. Recent Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

Note 5. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Board of Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Frances G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

William Renahan, Vice President, Chief Legal Officer, and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

One Financial Plaza

Hartford, CT 06103-2608

Fund Administrator

Virtus Fund Services, LLC

One Financial Plaza

Hartford, CT 06103-2608

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-1048

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street NW

7th Floor

Washington D.C. 20006

How to Contact Us

Shareholder Services 1-866-270-7788

Website www.Virtus.com

This report is transmitted to the shareholders of Virtus Global Dividend & Income Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

Q-1	04-19

c/o Computershare Investor Services

P.O. Box 43078

Providence, RI 02940